Expense Example - OneAscent Small Cap Core ETF - OneAscent Small Cap Core ETF	Nov. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	$ 1,597